Staff costs	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Staff costs
13	Staff costs

	2021 RMB million	2020 RMB million	2019 RMB million
Salaries, wages and welfare	23,441	22,592	24,647
Defined contribution retirement scheme	2,802	2,183	2,794
Other retirement welfare subsidy	50	72	206

	26,293	24,847	27,647

Staff costs relating to flight operations and maintenance are also included in the respective total amounts disclosed separately in Note 7 to Note 8 above.